Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	May 31, 2016	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017
C000169568
Account Value [Line Items]
Line Graph and Table Measure Name		Moerus Worldwide Value Fund - Class N
Account Value	$ 10,000	$ 19,049	$ 13,995	$ 13,972	$ 13,180	$ 7,818	$ 10,997	$ 12,275	$ 12,281
C000169569
Account Value [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Value Fund - Institutional Class
Account Value	$ 100,000	194,300	142,461	141,789	133,462	79,022	110,700	123,362	123,085
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 10,000	22,537	18,240	18,086	19,402	13,678	12,974	13,144	11,753
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 100,000	225,365	182,400	180,864	194,021	136,784	129,739	131,440	117,525
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,000	16,898	14,474	14,681	16,760	11,739	12,156	12,968	11,824
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 100,000	$ 168,979	$ 144,743	$ 146,806	$ 167,604	$ 117,387	$ 121,563	$ 129,678	$ 118,245